MARKETABLE SECURITIES	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
MARKETABLE SECURITIES [Text Block]
3.	MARKETABLE SECURITIES

As part of the consideration of the sale of the Maseve Mine, the Company was granted 4,524,279 common shares of Johannesburg Stock Exchange listed Royal Bafokeng Platinum Ltd. (“RBPlats”). While these marketable securities were owned by the Company they were designated as fair value through profit and loss (“FVTPL”) with changes in fair value recorded through profit or loss. On December 14, 2018, the Company sold these shares for $7.8 million and realized a gain of $609 in the current six month period.